IFRS 7 Disclosure (Tables)	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Schedule of Total Non Trading Credit Risk Exposures

Total non-trading exposures at default by industry sector, as at October 31, 2018 and 2017, based on the Basel III classifications are as follows:

(Canadian $ in millions)	Drawn		Commitments (undrawn)		OTC derivatives		Other off-balance sheet items		Repo-style transactions		Total (1)
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
Financial institutions	102,552	89,681	21,741	19,457	1,649	1,474	5,016	4,137	177,094	139,187	308,052	253,936
Governments	44,552	36,829	2,118	2,243	1	–	667	682	8,401	10,626	55,739	50,380
Manufacturing	22,580	19,737	13,490	12,258	10	9	1,396	1,360	–	–	37,476	33,364
Real estate	31,534	26,991	8,170	6,472	1	–	820	829	–	–	40,525	34,292
Retail trade	19,961	18,242	3,617	3,410	–	–	559	523	–	–	24,137	22,175
Service industries	39,067	34,723	12,666	11,207	1	1	2,389	2,831	–	–	54,123	48,762
Wholesale trade	14,659	11,440	4,531	4,675	2	1	436	481	–	–	19,628	16,597
Oil and gas	9,131	8,185	10,410	7,706	–	–	1,804	1,496	–	–	21,345	17,387
Individual	190,688	180,612	47,586	43,223	–	–	126	127	–	–	238,400	223,962
Others (2)	35,617	35,523	18,197	15,709	88	3	6,474	6,617	–	–	60,376	57,852
Total exposure at default	510,341	461,963	142,526	126,360	1,752	1,488	19,687	19,083	185,495	149,813	859,801	758,707

(1)	Credit exposure excluding equity, securitization, trading book and other assets such as non-significant investments, goodwill, deferred tax asset and intangibles.
(2)	Includes industries having a total exposure of less than 2%.

Certain comparative figures have been reclassified to conform with the current year’s presentation.

Summary of Loan Maturities and Interest Rate Sensitivity

The following table presents gross loans and acceptances by contractual maturity and by country of ultimate risk:

(Canadian $ in millions)	1 year or less		Over 1 year to 5 years		Over 5 years		Total
	2018	2017	2018	2017	2018	2017	2018	2017
Canada
Consumer	54,375	55,568	109,991	106,023	4,199	4,349	168,565	165,940
Commercial and corporate (excluding real estate)	57,530	49,693	16,438	14,699	1,750	1,367	75,718	65,759
Commercial real estate	7,397	6,226	10,143	8,997	1,275	1,453	18,815	16,676
United States	33,688	33,382	71,928	61,394	25,955	20,947	131,571	115,723
Other countries	8,628	11,184	624	920	294	684	9,546	12,788
Total	161,618	156,053	209,124	192,033	33,473	28,800	404,215	376,886

Summary of Loan Maturities and Interest Rate Sensitivity

The following table presents net loans and acceptances by interest rate sensitivity:

(Canadian $ in millions)	2018	2017
Fixed rate	193,661	190,254
Floating rate	190,330	168,253
Non-interest sensitive (1)	18,585	16,546
Total	402,576	375,053

(1)	Non-interest sensitive is comprised of customers’ liability under acceptances.

Summary Total Trading Value at Risk (VaR) Summary
As at or for the year ended October 31 (pre-tax Canadian $ equivalent in millions)	2018				2017
	Year-end	Average	High	Low	Year-end	Average	High	Low
Commodity VaR	0.7	0.9	13.6	0.3	0.9	0.9	1.7	0.4
Equity VaR	4.4	4.4	7.8	2.9	3.3	3.1	8.5	2.2
Foreign exchange VaR	0.5	0.6	2.2	0.1	0.3	0.8	3.1	0.1
Interest rate VaR	6.1	5.9	8.7	3.6	5.0	6.1	11.4	3.9
Credit VaR	7.4	2.6	7.4	1.5	1.9	2.3	4.1	1.5
Diversification	(8.3)	(6.8)	nm	nm	(5.9)	(7.0)	nm	nm
Total Trading VaR	10.8	7.6	17.5	4.7	5.5	6.2	10.0	4.3
Total Trading SVaR	56.3	26.8	56.3	16.6	24.6	20.5	34.6	13.4

(1)	One-day measure using a 99% confidence interval. Benefits are presented in brackets and losses are presented as positive numbers.
(2)	Stressed VaR is produced weekly and at month end.

nm – not meaningful

Structural Interest Rate Sensitivity

Structural Interest Rate Sensitivity (1)

	As at October 31, 2018		As at October 31, 2017
(Pre-tax Canadian $ equivalent in millions)	Economic value sensitivity	Earnings sensitivity over the next 12 months	Economic value sensitivity	Earnings sensitivity over the next 12 months
100 basis point increase	(1,079.2)	136.5	(957.8)	136.9
100 basis point decrease	626.5	(304.1)	78.6	(433.4)

(1)	Losses are presented in brackets and benefits are presented as positive numbers.

Summary of Remaining Contractual Maturity

The tables below show the remaining contractual maturity of on-balance sheet assets and liabilities and off-balance sheet commitments. The contractual maturity of financial assets and liabilities is an input to, but is not necessarily consistent with, the expected maturity of assets and liabilities that is used in the management of liquidity and funding risk. We forecast asset and liability cash flows, both under normal market conditions and under a number of stress scenarios, to manage liquidity and funding risk. Stress scenarios include assumptions for loan repayments, deposit withdrawals, and credit commitment and liquidity facility drawdowns by counterparty and product type. Stress scenarios also consider the time horizon over which liquid assets can be monetized and the related haircuts and potential collateral requirements that may result from both market volatility and credit rating downgrades, among other assumptions.

										2018
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No maturity	Total
On-Balance Sheet Financial Instruments
Assets
Cash and cash equivalents	41,162	–	–	–	–	–	–	–	980	42,142
Interest bearing deposits with banks	4,964	1,717	1,037	457	112	18	–	–	–	8,305
Securities	4,522	4,283	5,049	7,749	4,943	11,854	32,480	56,004	54,051	180,935
Securities borrowed or purchased under resale agreements	67,804	12,732	2,490	1,781	191	53	–	–	–	85,051
Loans
Residential mortgages	1,782	1,848	4,343	6,306	4,769	24,522	64,636	11,414	–	119,620
Consumer instalment and other personal	607	440	1,026	1,143	943	5,414	19,910	9,812	23,930	63,225
Credit cards	–	–	–	–	–	–	–	–	8,329	8,329
Business and government	13,088	5,921	7,126	6,779	6,218	19,543	75,099	12,247	48,435	194,456
Allowance for credit losses	–	–	–	–	–	–	–	–	(1,639)	(1,639)
Total loans and acceptances, net of allowance	15,477	8,209	12,495	14,228	11,930	49,479	159,645	33,473	79,055	383,991
Other Assets
Derivative instruments	2,040	3,385	1,645	1,012	807	3,407	6,074	7,834	–	26,204
Customers’ liability under acceptances	16,529	1,988	65	3	–	–	–	–	–	18,585
Other	1,740	506	189	26	6	17	20	4,824	21,507	28,835
Total other assets	20,309	5,879	1,899	1,041	813	3,424	6,094	12,658	21,507	73,624
Total Assets	154,238	32,820	22,970	25,256	17,989	64,828	198,219	102,135	155,593	774,048

										2018
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No maturity	Total
Liabilities and Equity
Deposits (1)
Banks	16,966	6,032	1,200	227	106	–	–	–	3,376	27,907
Business and government	23,524	32,231	22,713	15,893	8,629	22,418	48,684	12,932	126,276	313,300
Individuals	2,582	6,455	7,953	7,619	10,536	11,736	16,327	2,582	115,054	180,844
Total deposits	43,072	44,718	31,866	23,739	19,271	34,154	65,011	15,514	244,706	522,051
Other liabilities
Derivative instruments	1,499	2,456	1,616	913	639	3,831	6,335	7,122	–	24,411
Acceptances	16,529	1,988	65	3	–	–	–	–	–	18,585
Securities sold but not yet purchased	28,804	–	–	–	–	–	–	–	–	28,804
Securities lent or sold under repurchase agreements	63,496	2,249	8	931	–	–	–	–	–	66,684
Current tax liabilities	–	–	–	–	–	–	–	–	50	50
Deferred tax liabilities	–	–	–	–	–	–	–	–	74	74
Securitization and structured entities’ liabilities	1,044	1,084	475	512	588	4,912	13,398	3,038	–	25,051
Other	8,548	5,568	44	34	184	789	4,455	1,905	14,302	35,829
Total other liabilities	119,920	13,345	2,208	2,393	1,411	9,532	24,188	12,065	14,426	199,488
Subordinated debt	–	–	–	–	–	–	–	6,782	–	6,782
Total Equity	–	–	–	–	–	–	–	–	45,727	45,727
Total Liabilities and Equity	162,992	58,063	34,074	26,132	20,682	43,686	89,199	34,361	304,859	774,048

(1)	Deposits payable on demand and payable after notice have been included under no maturity.

										2018
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No maturity	Total
Off-Balance Sheet Commitments
Commitments to extend credit (1)	1,472	3,610	6,892	9,620	11,345	21,056	84,295	3,144	–	141,434
Backstop liquidity facilities	–	–	–	–	–	–	5,627	–	–	5,627
Operating leases	34	70	99	101	100	358	770	1,210	–	2,742
Securities lending	4,939	–	–	–	–	–	–	–	–	4,939
Purchase obligations	56	388	153	155	158	615	186	82	–	1,793

(1)	A large majority of these commitments expire without being drawn upon. As a result, the total contractual amounts may not be representative of the funding likely to be required for these commitments.

Material presented in a blue-tinted font above is an integral part of the 2018 annual consolidated financial statements (see page 78).

										2017
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No maturity	Total
On-Balance Sheet Financial Instruments
Assets
Cash and cash equivalents	31,641	–	–	–	–	–	–	–	958	32,599
Interest bearing deposits with banks	3,784	1,579	626	319	182	–	–	–	–	6,490
Securities	3,620	2,917	5,933	5,845	3,625	7,675	22,842	52,615	58,126	163,198
Securities borrowed or purchased under resale agreements	57,919	13,236	2,353	1,241	249	49	–	–	–	75,047
Loans
Residential mortgages	1,045	1,551	4,531	7,687	6,201	19,866	65,547	8,830	–	115,258
Consumer instalment and other personal	517	371	1,084	1,374	1,285	4,211	20,845	8,590	23,667	61,944
Credit cards	–	–	–	–	–	–	–	–	8,071	8,071
Business and government	13,379	7,352	6,454	6,169	5,059	17,948	63,614	11,380	43,712	175,067
Allowance for credit losses	–	–	–	–	–	–	–	–	(1,833)	(1,833)
Total loans and acceptances, net of allowance	14,941	9,274	12,069	15,230	12,545	42,025	150,006	28,800	73,617	358,507
Other Assets
Derivative instruments	1,701	3,748	1,580	1,229	1,306	3,272	7,426	8,689	–	28,951
Customers’ liability under acceptances	14,179	2,263	104	–	–	–	–	–	–	16,546
Other	1,340	475	129	17	11	11	131	4,431	21,697	28,242
Total other assets	17,220	6,486	1,813	1,246	1,317	3,283	7,557	13,120	21,697	73,739
Total Assets	129,125	33,492	22,794	23,881	17,918	53,032	180,405	94,535	154,398	709,580

										2017
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No maturity	Total
Liabilities and Equity
Deposits (1)
Banks	12,462	9,321	2,633	496	25	–	–	–	3,268	28,205
Business and government	23,917	25,224	19,112	12,897	10,806	16,522	42,707	15,712	116,379	283,276
Individuals	3,835	5,081	5,569	5,662	7,999	9,098	15,811	2,075	113,181	168,311
Total deposits	40,214	39,626	27,314	19,055	18,830	25,620	58,518	17,787	232,828	479,792
Other liabilities
Derivative instruments	1,876	3,227	1,512	1,510	1,206	3,477	6,885	8,111	–	27,804
Acceptances	14,179	2,263	104	–	–	–	–	–	–	16,546
Securities sold but not yet purchased	25,163	–	–	–	–	–	–	–	–	25,163
Securities lent or sold under repurchase agreements	53,165	1,644	290	20	–	–	–	–	–	55,119
Current tax liabilities	–	–	–	–	–	–	–	–	125	125
Deferred tax liabilities	–	–	–	–	–	–	–	–	233	233
Securitization and structured entities’ liabilities	10	709	1,523	556	845	3,931	11,812	3,668	–	23,054
Other	12,616	2,536	517	43	239	752	154	2,361	13,143	32,361
Total other liabilities	107,009	10,379	3,946	2,129	2,290	8,160	18,851	14,140	13,501	180,405
Subordinated debt	–	–	–	–	–	–	–	5,029	–	5,029
Total Equity	–	–	–	–	–	–	–	–	44,354	44,354
Total Liabilities and Equity	147,223	50,005	31,260	21,184	21,120	33,780	77,369	36,956	290,683	709,580

(1)	Deposits payable on demand and payable after notice have been included under no maturity.

Certain comparative figures have been reclassified to conform with the current year’s presentation.

										2017
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No maturity	Total
Off-Balance Sheet Commitments
Commitments to extend credit (1)	1,377	2,302	4,755	8,312	14,560	21,985	71,481	2,283	–	127,055
Backstop liquidity facilities	–	–	–	–	–	–	5,044	–	–	5,044
Operating leases	31	62	91	89	87	329	712	1,032	–	2,433
Securities lending	5,336	–	–	–	–	–	–	–	–	5,336
Purchase obligations	42	83	128	124	129	519	577	157	–	1,759

(1)	A large majority of these commitments expire without being drawn upon. As a result, the total contractual amounts may not be representative of the funding likely to be required for these commitments.